Restructuring Accrual (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Restructuring Reserve [Roll Forward]
Balance at beginning of period	$ 8,042	$ 5,538
Cash payments	(5,241)	(1,604)
Balance at end of period	$ 2,801	$ 3,934